Pay vs Performance Disclosure - USD ($)	2 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table sets forth information regarding the Company’s performance and the Compensation Actually Paid (“CAP”) to our NEOs, as calculated in accordance with SEC disclosure rules:
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (D’ORAZIO)	COMPENSATION ACTUALLY PAID TO PEO (D’ORAZIO)(2)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (ABRAM)	COMPENSATION ACTUALLY PAID TO PEO (ABRAM)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (IN THOUSANDS)	ADJUSTED EBIT (IN THOUSANDS)(4)
							TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(3)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,121,935	$2,880,460	—	—	$1,585,061	$1,516,446	$54.55	$109.74	$30,973	$91,827
2021	$1,317,980	$116,822	—	—	$1,164,640	$571,782	$74.51	$122.78	$(172,799)	$(187,112)
2020	$3,341,745	$3,421,961	$2,836,889	$904,195	$1,569,940	$1,687,932	$122.71	$100.60	$4,824	$21,970
(1)
The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

•
2022: Mr. D’Orazio served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: Ms. Doran, Mr. Schmitzer, Mr. McCafferty, and Mr. Heinlein.

•
2021: Mr. D’Orazio served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: Ms. Doran, Mr. Schmitzer, Mr. McCafferty, Mr. Heinlein, and Robert P. Myron, our former Chief Operating Officer who retired in 2021.

•
2020: Mr. Abram served as PEO until November 2020 and Mr. D’Orazio served as our PEO beginning in November 2020. The Company’s other NEOs for 2020 were: Ms. Doran, Mr. Schmitzer, Mr. McCafferty, Mr. Heinlein, and Mr. Myron.

(2)
To calculate Compensation Actually Paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year pursuant to SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends as dividends are only paid upon the vesting of an equity award and are included in Summary Compensation Table total compensation. The following is a table of the amounts deducted and added pursuant to paragraph (2)(iii) of Regulation S-K Item 402(v):

	2020			2021		2022
ADJUSTMENTS	PEO (D’ORAZIO)	PEO (ABRAM)	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,999,965)	$(849,982)	$(599,467)	—	$(297,139)	$(1,274,998)	$(504,279)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,080,181	—	$651,935	—	$130,256	$1,300,497	$518,955
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	$57,043	$(849,805)	$(188,284)	$(165,031)	$(63,607)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	$50,646	$8,481	$(351,353)	$(12,987)	$(101,943)	$(19,684)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	$(1,133,358)	—	—	$(224,704)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—
Total Adjustments	$80,216	$(1,932,694)	$117,992	$(1,201,158)	$(592,858)	$(241,475)	$(68,615)
(3)
For 2022, the Peer Group Total Shareholder Return (“TSR”) calculation is based on the peer group referenced in our Compensation Discussion and Analysis, consisting of the following companies (the “CD&A Peer Group”):

Amerisafe, Inc.	Kinsale Capital Group, Inc.
Argo Group International Holdings, Ltd.	ProAssurance Corporation
Donegal Group Inc.	RLI Corp.
Employers Holdings, Inc.	SiriusPoint Ltd.
Global Indemnity Group, LLC	United Fire Group, Inc.
Hallmark Financial Services, Inc.	United Insurance Holdings Corp.
HCI Group, Inc.	Universal Insurance Holdings, Inc.
For 2021 and 2020, the Peer Group TSR calculation is based on the peer group referenced in our 10-K (the “10-K Peer Group”):
Amerisafe, Inc.	Markel Corporation
Argo Group International Holdings, Ltd.	RLI Corp.
Kinsale Capital Group, Inc.	W.R. Berkley Corporation
Prior to 2022 the Company did not include a peer group in its Compensation Discussion & Analysis, and as a result the Company is utilizing its 10-K Peer Group for 2021 and 2020. The Company believes that the CD&A Peer Group is more representative of its peers than the 10-K Peer Group due to the larger number of peer companies included in the calculation of the 2022 Peer Group TSR calculation. The Peer Group TSR for each of the 10-K Peer Group and the CD&A Peer Group would have been as follows:
	2022	2021	2020
CD&A Peer Group	$109.74	$112.77	$97.13
10-K Peer Group	$142.64	$122.78	$100.60

(4)
As noted in the Compensation Discussion and Analysis, “Adjusted EBIT” is one of the financial metrics used to determine short term compensation under our STI Plan. Adjusted EBIT is calculated as net income of the Company before interest and income taxes, and excluding the portion of favorable or unfavorable prior year reserve development for which the Company’s subsidiaries ceded the risk under retroactive reinsurance agreements and the related changes in the amortization of deferred gain.

Company Selected Measure Name			Adjusted EBIT
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) and NEOs for the applicable years were as follows:

•
2022: Mr. D’Orazio served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: Ms. Doran, Mr. Schmitzer, Mr. McCafferty, and Mr. Heinlein.

•
2021: Mr. D’Orazio served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: Ms. Doran, Mr. Schmitzer, Mr. McCafferty, Mr. Heinlein, and Robert P. Myron, our former Chief Operating Officer who retired in 2021.

•
2020: Mr. Abram served as PEO until November 2020 and Mr. D’Orazio served as our PEO beginning in November 2020. The Company’s other NEOs for 2020 were: Ms. Doran, Mr. Schmitzer, Mr. McCafferty, Mr. Heinlein, and Mr. Myron.

Peer Group Issuers, Footnote
(3)
For 2022, the Peer Group Total Shareholder Return (“TSR”) calculation is based on the peer group referenced in our Compensation Discussion and Analysis, consisting of the following companies (the “CD&A Peer Group”):

Amerisafe, Inc.	Kinsale Capital Group, Inc.
Argo Group International Holdings, Ltd.	ProAssurance Corporation
Donegal Group Inc.	RLI Corp.
Employers Holdings, Inc.	SiriusPoint Ltd.
Global Indemnity Group, LLC	United Fire Group, Inc.
Hallmark Financial Services, Inc.	United Insurance Holdings Corp.
HCI Group, Inc.	Universal Insurance Holdings, Inc.
For 2021 and 2020, the Peer Group TSR calculation is based on the peer group referenced in our 10-K (the “10-K Peer Group”):
Amerisafe, Inc.	Markel Corporation
Argo Group International Holdings, Ltd.	RLI Corp.
Kinsale Capital Group, Inc.	W.R. Berkley Corporation
Prior to 2022 the Company did not include a peer group in its Compensation Discussion & Analysis, and as a result the Company is utilizing its 10-K Peer Group for 2021 and 2020. The Company believes that the CD&A Peer Group is more representative of its peers than the 10-K Peer Group due to the larger number of peer companies included in the calculation of the 2022 Peer Group TSR calculation. The Peer Group TSR for each of the 10-K Peer Group and the CD&A Peer Group would have been as follows:
	2022	2021	2020
CD&A Peer Group	$109.74	$112.77	$97.13
10-K Peer Group	$142.64	$122.78	$100.60

Adjustment To PEO Compensation, Footnote
(2)
To calculate Compensation Actually Paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year pursuant to SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends as dividends are only paid upon the vesting of an equity award and are included in Summary Compensation Table total compensation. The following is a table of the amounts deducted and added pursuant to paragraph (2)(iii) of Regulation S-K Item 402(v):

	2020			2021		2022
ADJUSTMENTS	PEO (D’ORAZIO)	PEO (ABRAM)	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,999,965)	$(849,982)	$(599,467)	—	$(297,139)	$(1,274,998)	$(504,279)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,080,181	—	$651,935	—	$130,256	$1,300,497	$518,955
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	$57,043	$(849,805)	$(188,284)	$(165,031)	$(63,607)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	$50,646	$8,481	$(351,353)	$(12,987)	$(101,943)	$(19,684)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	$(1,133,358)	—	—	$(224,704)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—
Total Adjustments	$80,216	$(1,932,694)	$117,992	$(1,201,158)	$(592,858)	$(241,475)	$(68,615)

Non-PEO NEO Average Total Compensation Amount			$ 1,585,061	$ 1,164,640	$ 1,569,940
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,516,446	571,782	1,687,932
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate Compensation Actually Paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year pursuant to SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). No adjustment is made for dividends as dividends are only paid upon the vesting of an equity award and are included in Summary Compensation Table total compensation. The following is a table of the amounts deducted and added pursuant to paragraph (2)(iii) of Regulation S-K Item 402(v):

	2020			2021		2022
ADJUSTMENTS	PEO (D’ORAZIO)	PEO (ABRAM)	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS	PEO	AVERAGE NON-PEO NEOS
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,999,965)	$(849,982)	$(599,467)	—	$(297,139)	$(1,274,998)	$(504,279)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$3,080,181	—	$651,935	—	$130,256	$1,300,497	$518,955
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	$57,043	$(849,805)	$(188,284)	$(165,031)	$(63,607)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	$50,646	$8,481	$(351,353)	$(12,987)	$(101,943)	$(19,684)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	$(1,133,358)	—	—	$(224,704)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—	—	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—	—	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—	—	—	—	—
Total Adjustments	$80,216	$(1,932,694)	$117,992	$(1,201,158)	$(592,858)	$(241,475)	$(68,615)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
PERFORMANCE MEASURES USED TO LINK COMPANY PERFORMANCE AND COMPENSATION ACTUALLY PAID TO NEOs
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2022:
•
Adjusted Combined Ratio

•
Adjusted EBIT

Since fewer than three financial performance measures were used by the Company to link compensation actually paid to the Company’s NEOs for the fiscal year ended December 31, 2022 to Company performance, we have listed all such measures that were used.

Total Shareholder Return Amount			$ 54.55	74.51	122.71
Peer Group Total Shareholder Return Amount			109.74	122.78	100.6
Net Income (Loss)			$ 30,973,000	$ (172,799,000)	$ 4,824,000
Company Selected Measure Amount			91,827,000	(187,112,000)	21,970,000
PEO Name	D’Orazio	Abram	D’Orazio	D’Orazio
NEO Name 1			Doran	Doran	Doran
NEO Name 2			Schmitzer	Schmitzer	Schmitzer
NEO Name 3			McCafferty	McCafferty	McCafferty
NEO Name 4			Heinlein	Heinlein	Heinlein
NEO Name 5				Robert P. Myron	Myron
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Combined Ratio
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBIT
Non-GAAP Measure Description
(4)
As noted in the Compensation Discussion and Analysis, “Adjusted EBIT” is one of the financial metrics used to determine short term compensation under our STI Plan. Adjusted EBIT is calculated as net income of the Company before interest and income taxes, and excluding the portion of favorable or unfavorable prior year reserve development for which the Company’s subsidiaries ceded the risk under retroactive reinsurance agreements and the related changes in the amortization of deferred gain.

D 'ORAZIO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,121,935	$ 1,317,980	$ 3,341,745
PEO Actually Paid Compensation Amount			2,880,460	116,822	3,421,961
ABRAM [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					2,836,889
PEO Actually Paid Compensation Amount					904,195
CD&A Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			109.74	112.77	97.13
Peer Group [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			142.64	122.78	100.6
PEO | D 'ORAZIO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,274,998)		(2,999,965)
PEO | D 'ORAZIO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,300,497		3,080,181
PEO | D 'ORAZIO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(241,475)	(1,201,158)	80,216
PEO | D 'ORAZIO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(165,031)	(849,805)
PEO | D 'ORAZIO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(101,943)	(351,353)
PEO | ABRAM [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(849,982)
PEO | ABRAM [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,932,694)
PEO | ABRAM [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					50,646
PEO | ABRAM [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,133,358)
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(504,279)	(297,139)	(599,467)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			518,955	130,256	651,935
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(68,615)	(592,858)	117,992
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(63,607)	(188,284)	57,043
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (19,684)	(12,987)	$ 8,481
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (224,704)